Stockholders' deficiency - Summary of outstanding warrants (Parentheticals) (Details 7)	1 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				3 Months Ended
	Mar. 06, 2013	Dec. 31, 2011	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011 Valent Technologies, LLC	Mar. 31, 2013 CDN $0.50 warrants	Mar. 31, 2013 CDN $0.50 warrants Until July 25th 2013	Mar. 31, 2013 CDN $0.50 warrants From July 26th 2013 Until January 25th 2014	Dec. 31, 2012 Issued as broker warrants	Dec. 31, 2011 Issued as broker warrants	Mar. 31, 2013 Issued as broker warrants March 1st 2015	Mar. 31, 2013 Issued as broker warrants March 1st 2014	Mar. 31, 2013 Issued for patents Valent Technologies, LLC	Mar. 31, 2013 Issued for services Installment	Mar. 31, 2013 Investor Warrants	Mar. 31, 2013 Dividend warrants Until January 24th 2018	Mar. 31, 2013 Placement Agent Until March 6th 2018
Stockholders Equity Note [Line Items]
Exercise price of warrant			0.50	0.50	0.50	0.50		0.96	1.20								1.25	0.80
Number of warrants exercisable							110,000
Units issued, issue price per unit	0.80	0.50								0.50	0.50					0.80
Exercise price of warrants											0.50			0.50	0.50	0.80
Number of warrants expired												100,000	5,000
Number of warrants issued						500,000								500,000	345,000
Number of installments for vesting of warrants															12
Vesting period of warrants															12 months
Exercise period of warrants																5 years